Provisions - Summary of Provisions (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions	₩ 966,242	₩ 818,491	₩ 729,489
Other provisions current	443,273	360,337
Others [member]
Disclosure of other provisions [line items]
Other provisions	389,999	352,607	₩ 313,460
Other provisions current	330,588	262,471
Others [member] | POSCO ENERGY and Korea Fuel Cell [member]
Disclosure of other provisions [line items]
Other provisions	80,842	178,959
Lawsuits provision [member]
Disclosure of other provisions [line items]
Other provisions	59,211	54,228
Emission of greenhouse gases [member]
Disclosure of other provisions [line items]
Other provisions current	78,646	₩ 50,965
Land [member] | Gangneung province [member]
Disclosure of other provisions [line items]
Other provisions	₩ 17,561
Land [member] | Gangneung province [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rates	1.23%
Land [member] | Gangneung province [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rates	1.43%
Land [member] | Pohang work [member] | Bottom of range [member]
Disclosure of other provisions [line items]
Discount rates	1.23%
Land [member] | Pohang work [member] | Top of range [member]
Disclosure of other provisions [line items]
Discount rates	1.43%